Fair Value Information - Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests Discount (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Growth rate of long-term revenue	0.19%	0.19%
Bottom of Range [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount for lack of marketability	3.75%	14.09%
Noncontrolling interests discount	17.01%	17.29%
Discount rate	7.11%	7.20%
Top of Range [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount for lack of marketability	20.00%	20.00%
Noncontrolling interests discount	25.00%	25.00%
Discount rate	8.20%	8.80%